PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net
	December 31,
	2021	2020

Computer, software, and electronic equipment	$8,095	$3,693
Office furniture and equipment	4,458	1,178
Leasehold improvements	6,700	2,995
Capitalized internal software development costs	5,666	1,964
Capital leases	254	254
Property and equipment, gross	25,173	10,084
Less accumulated depreciation and amortization	$(5,574)	$(2,906)

Property and equipment, net	19,599	7,178